Segment information (Tables)	9 Months Ended
Sep. 30, 2023
Operating Segments [Abstract]
Schedules of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three and nine months ended September 30, 2023 and 2022.

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
North America	35,462	28,439	99,834	78,731
Rest of World	11,044	8,527	31,725	25,226
	46,506	36,966	131,559	103,957